Income taxes - Hong Kong, PRC, Withholding tax on undistributed dividends (Details)	12 Months Ended			72 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Income taxes
PRC statutory tax rate	25.00%	25.00%	25.00%
Percentage of withholding tax rate	10.00%
PRC
Income taxes
PRC statutory tax rate	25.00%
Preferential tax rate	15.00%
Effective period of preferential tax treatment	3 years
Percentage of R&D deduction entitled by enterprises engaging in research and development activities	150.00%
Percentage of R&D deduction entitled by enterprises engaging in research and development activities within limited time				175.00%
HONG KONG
Income taxes
Tax rate	16.50%